UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

SMASh SERIES CORE

COMPLETION FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

What’s inside
Letter from the president	II
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	5
Statement of operations	6
Statement of changes in net assets	7
Financial highlights	8
Notes to financial statements	9
Board approval of management and subadvisory agreements	15

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series Core Completion Fund for the period since the Fund’s inception on August 17, 2020 through August 31, 2020.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

II	Western Asset SMASh Series Core Completion Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Core Completion Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return5
Actual Total Return2,3	Beginning Account Value	Ending Account Value	Annualized Expense Ratio3	Expenses Paid the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period3,6
0.00%	$1,000.00	$1,000.00	0.00%	$0.00	5.00%	$1,000.0	$1,025.21	0.00	$0.00

2	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

1	For the period August 17, 2020 (inception date) to August 31, 2020.

2

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

3

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

4

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (15), then divided by 365.

5	For the six months ended August 31, 2020.

6

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2020

Western Asset SMASh Series Core Completion Fund

Security	Rate	Shares	Value
Short-Term Investments — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $150,000)	0.010%	150,000	$150,000
Total Investments — 0.1% (Cost — $150,000)			150,000
Other Assets in Excess of Liabilities — 99.9%			204,574,446
Total Net Assets — 100.0%			$204,724,446

See Notes to Financial Statements.

4	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $150,000)	$150,000
Receivable for Fund shares sold	204,574,445
Deferred offering costs	110,569
Receivable from investment manager	35,329
Interest receivable	1
Total Assets	204,870,344

Liabilities:
Payable for offering costs	115,307
Payable for organization costs	19,227
Trustees’ fees payable	8
Accrued expenses	11,356
Total Liabilities	145,898
Total Net Assets	$204,724,446

Net Assets:
Par value (Note 5)	$205
Paid-in capital in excess of par value	204,724,240
Total distributable earnings (loss)	1
Total Net Assets	$204,724,446

Shares Outstanding	20,472,445

Net Asset Value	$10.00

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2020 Semmi-Annual Report	5

Statement of operations (unaudited)

For the Period Ended August 31, 2020†

Investment Income:
Interest	$1
Total Investment Income	1

Expenses:
Organization costs (Note 1)	19,227
Audit and tax fees	4,787
Offering costs (Note 1)	4,738
Fund accounting fees	2,927
Legal fees	2,411
Commodity pool reports	1,125
Shareholder reports	38
Custody fees	21
Trustees’ fees	8
Transfer agent fees	1
Miscellaneous expenses	46
Total Expenses	35,329
Less: Fee waivers and/or expense reimbursements (Note 2)	(35,329)
Net Expenses	—
Net Investment Income	1
Increase in Net Assets From Operations	$1

†	For the period August 17, 2020 (inception date) to August 31, 2020.

See Notes to Financial Statements.

6	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

Statement of changes in net assets

For the Period Ended August 31, 2020 (unaudited)†	2020

Operations:
Net investment income	$1
Increase in Net Assets From Operations	1

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	204,724,445
Increase in Net Assets From Fund Share Transactions	204,724,445
Increase in Net Assets	204,724,446

Net Assets:
Beginning of period	—
End of period	$204,724,446

†	For the period August 17, 2020 (inception date) to August 31, 2020.

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report	7

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
2020[1,2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.00 [3]
Total income from operations	0.00 [3]

Net asset value, end of period	$10.00
Total return[4]	0.00%

Net assets, end of period (millions)	$205

Ratios to average net assets:
Gross expenses[5]	736.86%
Net expenses[5,6,7]	0.00
Net investment income[5]	0.02

Portfolio turnover rate	0%

1	For the period August 17, 2020 (inception date) to August 31, 2020 (unaudited).

2	Per share amounts have been calculated using the average shares method.

3	Amount represents less than $0.005 per share.

4

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

5	Annualized.

6	Reflects fee waivers and/or expense reimbursements.

7

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

8	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded,

Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

10	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments	—	$150,000	—	$150,000

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

(e) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(f) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

On July 31, 2020, Franklin Resources acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, LMPFA and the subadvisers became indirect, wholly-owned subsidiaries of Franklin Resources. Under the 1940 Act, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. LMPFA and the subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by the Fund’s initial shareholder, Legg Mason. As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and

12	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the period ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $35,329.

As of July 31, 2020, Legg Mason Investor Services, LLC is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended August 31, 2020, the Fund did not hold any investments other than short-term investments.

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$150,000	—	—	—

4. Derivative instruments and hedging activities

During the period ended August 31, 2020, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

Period Ended August 31, 2020†
Shares sold	20,472,445
Shares repurchased	—
Net increase	20,472,445

†	For the period August 17, 2020 (inception date) to August 31, 2020.

6. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global

Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

14	Western Asset SMASh Series Core Completion Fund 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on May 14, 2020 (the “Meeting”), the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Initial Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series Core Completion Fund, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period the sub-advisory agreements with respect to the Fund (the “Initial Sub-Advisory Agreements,” and collectively with the Initial Management Agreement, the “Initial Agreements”) between the Manager and Western Asset Management Company, LLC (“Western Asset”) and the Manager and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers,” and, collectively with the Manager, the “Advisers”).

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Advisers, each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the 1940 Act, the Transaction resulted in the automatic termination of the Fund’s Initial Agreements that were in place prior to the closing of the Transaction.

At the Meeting, in contemplation that consummation of the Transaction would result in the automatic termination of the Fund’s Initial Agreements, the Board, including the Independent Trustees, also approved a second management agreement (the “Current Management Agreement”) between the Trust and the Manager with respect to the Fund, and a second sub-advisory agreement between the Manager and Western Asset and between Western Asset and WAML with respect to the Fund (the “Current Sub-Advisory Agreements,” and collectively with the Current Management Agreement, the “Current Agreements”). The terms of the Initial Agreements and Current Agreements were the same other than their dates of execution. The Current Agreements took effect upon consummation of the Transaction, which was prior to the launch of the Fund, and were approved by the Fund’s initial shareholder.

Background

The Board received extensive information in advance of the Meeting from the Manager to assist it in its consideration of the Initial Management Agreement and Current

Western Asset SMASh Series Core Completion Fund	15

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Management Agreement (collectively, the “Management Agreement”) and the Initial Sub-Advisory Agreements and Current Sub-Advisory Agreements (collectively, the “Sub-Advisory Agreements”) and was given the opportunity to ask questions and request additional information from management. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below.

The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by each Subadviser pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreements separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreements, the Board took into account information

16	Western Asset SMASh Series Core Completion Fund

provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs established pursuant to Rule 38a-1 under the 1940 Act, had expanded over time as a result of regulatory, market and other developments. The Board also considered the Manager’s and the Subadvisers’ risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, the parent organization of the Manager and the Subadvisors prior to the close of the Transaction, with respect to the Initial Agreements, and the financial resources of Franklin Templeton, the parent organization of the Manager and the Subadvisers as of the close of the Transaction, with respect to the Current Agreements. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the expected division of responsibilities between the Manager and the Subadvisers and the oversight expected to be provided by the Manager. The Board also considered the proposed policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund was newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the Fund and for a group of comparable funds selected by Broadridge Financial Solutions, Inc., an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper.

Western Asset SMASh Series Core Completion Fund	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreements were sufficient for approval of such agreements for the initial two-year period.

Management fees and expected expense ratios

The Board noted that the Fund does not expect to pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses of the Fund and fees and expenses of any other acquired fund. The Board considered that this arrangement is expected to continue through December 2021, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered. In addition, the Board recognized that shareholders of the Fund are expected to be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate is expected to receive a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant is expected to pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund pays no management fees to the Manager. The Board noted that the Manager has agreed to pay all operating expenses of the Fund, except

18	Western Asset SMASh Series Core Completion Fund

interest, brokerage, taxes and extraordinary expenses of the Fund and fees and expenses of any other acquired fund.

The Board determined that the proposed management fee structure for the Fund was reasonable.

Other expected benefits to the manager and the subadvisers

The Board considered other benefits that the Manager, the Subadvisers and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreements were approved.

***

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders, and approved such agreements for an initial two-year period. The Current Agreements were approved by the Fund’s initial shareholder and were in place following the closing of the Transaction. The Manager and Subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to the Current Agreements.

Western Asset SMASh Series Core Completion Fund	19

Western Asset

SMASh Series Core

Completion Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company,

LLC

Western Asset Management Company

Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series Core Completion Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series Core Completion Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Completion Fund and is not intended for distribution to prospective investors.

This rebport must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing

www.leggmason.com/smashfunds

© 2020LeggMasonInvestorServices,LLC

MemberFINRA,SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/smashfunds

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX60836310/20SR20-3991

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2020

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2020